Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of Other Income, Net

	Year Ended December 31,
(in U.S. dollars)	2025	2024	2023
Interest income	$1,089,634	$1,370,929	$1,611,128
Critical Minerals and Energy Innovation Grant	365,518	470,783	—
Other grant funding	2,471,618	1,827,882	1,161,992
Research and development tax incentive	892,713	593,521	689,089
Other	—	10,064	147,691
Total	$4,819,483	$4,273,179	$3,609,900